Accounts and Notes Receivable (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
The Aging of Receivables
Total Receivables	$ 16,616	$ 14,896
Retail [Member]
The Aging of Receivables
30-59 Days Past Due	26	33
60-89 Days Past Due	10	11
Greater Than 90 Days	126	197
Total Past Due	162	241
Current	9,707	8,475
Total Receivables	9,869	8,716
Recorded Investment is greater than 90 Days and Accruing	4	5
Retail [Member] | North America [Member]
The Aging of Receivables
30-59 Days Past Due	21	25
60-89 Days Past Due	5	7
Greater Than 90 Days	22	32
Total Past Due	48	64
Current	7,314	6,192
Total Receivables	7,362	6,256
Recorded Investment is greater than 90 Days and Accruing	3	3
Retail [Member] | EAME & CIS [Member]
The Aging of Receivables
30-59 Days Past Due	1	2
60-89 Days Past Due	1	1
Greater Than 90 Days	10	21
Total Past Due	12	24
Current	55	121
Total Receivables	67	145
Retail [Member] | Latin America [Member]
The Aging of Receivables
30-59 Days Past Due	3	4
60-89 Days Past Due	2	2
Greater Than 90 Days	92	141
Total Past Due	97	147
Current	1,297	1,101
Total Receivables	1,394	1,248
Retail [Member] | APAC [Member]
The Aging of Receivables
30-59 Days Past Due	1	2
60-89 Days Past Due	2	1
Greater Than 90 Days	2	3
Total Past Due	5	6
Current	1,041	1,061
Total Receivables	1,046	1,067
Recorded Investment is greater than 90 Days and Accruing	1	2
Wholesale [Member]
The Aging of Receivables
30-59 Days Past Due	14	31
60-89 Days Past Due	8	13
Greater Than 90 Days	75	90
Total Past Due	97	134
Current	5,981	5,380
Total Receivables	6,078	5,514
Recorded Investment is greater than 90 Days and Accruing	17	23
Wholesale [Member] | North America [Member]
The Aging of Receivables
30-59 Days Past Due	1	2
60-89 Days Past Due		2
Greater Than 90 Days	6	5
Total Past Due	7	9
Current	3,268	2,873
Total Receivables	3,275	2,882
Recorded Investment is greater than 90 Days and Accruing		1
Wholesale [Member] | EAME & CIS [Member]
The Aging of Receivables
30-59 Days Past Due	5	5
60-89 Days Past Due	3	3
Greater Than 90 Days	30	32
Total Past Due	38	40
Current	1,618	1,566
Total Receivables	1,656	1,606
Wholesale [Member] | Latin America [Member]
The Aging of Receivables
30-59 Days Past Due	1	10
60-89 Days Past Due	1	4
Greater Than 90 Days	3	5
Total Past Due	5	19
Current	734	632
Total Receivables	739	651
Wholesale [Member] | APAC [Member]
The Aging of Receivables
30-59 Days Past Due	7	14
60-89 Days Past Due	4	4
Greater Than 90 Days	36	48
Total Past Due	47	66
Current	361	309
Total Receivables	408	375
Recorded Investment is greater than 90 Days and Accruing	$ 17	$ 22